FINANCIAL RISK MANAGEMENT - Financial Instruments Recorded At Fair Value and Fair Value Hierarchy (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	S/ 52,249,127	S/ 31,766,136
Financial liabilities, at fair value	1,766,815	1,533,982
Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	43,743,889	26,202,723
Available for sale [Member] | Certificates of deposit BCRP
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	15,364,282	8,665,272
Available for sale [Member] | Government Treasury Bonds
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	12,427,416	6,814,581
Available for sale [Member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	751,436	629,818
Available for sale [Member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	898,277	377,296
Available for sale [Member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	166,203	177,417
Available for sale [Member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	502,550	579,199
Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	6,467,471	3,850,762
At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	823,270	620,544
Financial liabilities, at fair value	561,602	493,700
Corporate bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	13,420,428	8,793,753
Subordinated bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	213,297	165,387
Level 1 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	21,032,224	12,513,512
Financial liabilities, at fair value		0
Level 1 of fair value hierarchy [member] | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	17,037,629	9,634,900
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Certificates of deposit BCRP
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Government Treasury Bonds
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	11,615,890	6,194,116
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	53	0
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 1 of fair value hierarchy [member] | Available for sale [Member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	182,943	239,555
Level 1 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	3,186,413	2,320,141
Level 1 of fair value hierarchy [member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	808,182	558,471
Financial liabilities, at fair value		0
Level 1 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Level 1 of fair value hierarchy [member] | Corporate bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	5,199,696	3,171,451
Level 1 of fair value hierarchy [member] | Subordinated bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	39,047	29,778
Level 2 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	30,463,688	18,488,476
Financial liabilities, at fair value	1,766,815	1,533,982
Level 2 of fair value hierarchy [member] | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	26,690,944	16,547,819
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Certificates of deposit BCRP
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	15,364,282	8,665,272
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Government Treasury Bonds
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	811,526	620,465
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	751,383	629,818
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	898,277	377,296
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	166,203	177,417
Level 2 of fair value hierarchy [member] | Available for sale [Member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	304,291	320,579
Level 2 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,543,159	786,477
Level 2 of fair value hierarchy [member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	15,088	62,073
Financial liabilities, at fair value	561,602	493,700
Level 2 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Level 2 of fair value hierarchy [member] | Corporate bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	8,220,732	5,621,363
Level 2 of fair value hierarchy [member] | Subordinated bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	174,250	135,609
Level 3 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	753,215	764,148
Financial liabilities, at fair value		0
Level 3 of fair value hierarchy [member] | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	15,316	20,004
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Certificates of deposit BCRP
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Government Treasury Bonds
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 3 of fair value hierarchy [member] | Available for sale [Member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	15,316	19,065
Level 3 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	737,899	744,144
Level 3 of fair value hierarchy [member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Financial liabilities, at fair value		0
Level 3 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Level 3 of fair value hierarchy [member] | Corporate bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		939
Level 3 of fair value hierarchy [member] | Subordinated bonds | Available for sale [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,214,497	1,092,107
Derivative financial assets [Member] | Interest rate swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	600,718	269,219
Derivative financial assets [Member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	28,096	98,585
Derivative financial assets [Member] | Currency swaps
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	323,425	411,656
Derivative financial assets [Member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,673	6,489
Derivative financial assets [Member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	256,891	306,148
Derivative financial assets [Member] | Futures
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,694	10
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Interest rate swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Currency swaps
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Futures
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,214,497	1,092,107
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Interest rate swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	600,718	269,219
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	28,096	98,585
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Currency swaps
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	323,425	411,656
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,673	6,489
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	256,891	306,148
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Futures
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	2,694	10
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Fair value
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Interest rate swap
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Currency swaps
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Futures
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	1,205,213	1,040,282
Derivative financial liabilities [Member] | Interest rate swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	644,122	365,774
Derivative financial liabilities [Member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	115,475	54,775
Derivative financial liabilities [Member] | Currency swaps
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	181,454	366,545
Derivative financial liabilities [Member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	3,547	6,089
Derivative financial liabilities [Member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	257,999	246,960
Derivative financial liabilities [Member] | Futures
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	2,616	139
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Interest rate swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Currency swaps
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Futures
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	1,205,213	1,040,282
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Interest rate swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	644,122	365,774
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	115,475	54,775
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Currency swaps
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	181,454	366,545
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	3,547	6,089
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	257,999	246,960
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Futures
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	S/ 2,616	139
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Interest rate swap
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Currency swaps
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Futures
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		S/ 0